NON-WHOLLY OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 15,339	$ 14,885
Non-current assets	60,135	67,500
Current liabilities	12,166	14,355
Non-current liabilities	46,000	49,498
Revenues	40,620	55,068	$ 57,385
Net income (loss)	895	3,777	240
OCI	(932)	288	(331)
Equity allocated to others with non-controlling interests	11,451	12,216
Business services
Disclosure of subsidiaries [line items]
Revenues	22,449	32,410	34,786
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	3,739	7,457	7,524
Industrials
Disclosure of subsidiaries [line items]
Revenues	14,432	15,201	15,075
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	13,493	13,096
Non-current assets	57,184	64,764
Current liabilities	10,938	12,313
Non-current liabilities	43,494	47,744
Revenues	24,692	51,474	53,396
Net income (loss)	464	4,221	369
OCI	(878)	235	(140)
Profit/(loss) allocated to others with non-controlling interests	338	2,336	154
Distributions to others with non-controlling interests	(444)	(3,733)	(2,249)
Equity allocated to others with non-controlling interests	11,059	12,058	12,106
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	3,876	5,983
Non-current assets	24,038	28,864
Current liabilities	4,050	6,857
Non-current liabilities	18,496	20,507
Revenues	6,545	29,225	31,432
Net income (loss)	(763)	611	197
OCI	(213)	25	(344)
Profit/(loss) allocated to others with non-controlling interests	(631)	333	95
Distributions to others with non-controlling interests	(422)	(1,853)	(1,122)
Equity allocated to others with non-controlling interests	3,651	5,148	5,990
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	3,511	1,858
Non-current assets	13,482	14,787
Current liabilities	3,630	1,826
Non-current liabilities	9,469	10,448
Revenues	3,742	7,448	7,516
Net income (loss)	(325)	3,618	(30)
OCI	(138)	(4)	128
Profit/(loss) allocated to others with non-controlling interests	(211)	1,995	(53)
Distributions to others with non-controlling interests	(3)	(1,839)	(1,083)
Equity allocated to others with non-controlling interests	2,465	2,773	2,474
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	6,106	5,255
Non-current assets	19,664	21,113
Current liabilities	3,258	3,630
Non-current liabilities	15,529	16,789
Revenues	14,405	14,801	14,448
Net income (loss)	1,552	(8)	202
OCI	(527)	214	76
Profit/(loss) allocated to others with non-controlling interests	1,180	8	112
Distributions to others with non-controlling interests	(19)	(41)	(44)
Equity allocated to others with non-controlling interests	$ 4,943	$ 4,137	$ 3,642